Leases - Composition of lease payments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Fixed lease payments	€ 1,212	€ 204
Variable lease payments	1,951	2,014
Total amount of lease payments	€ 3,163	€ 2,218